Financial Risk Management Objectives and Policies - Summary of Information about Credit Risk on Trade Receivables using Provision Matrix (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of provision matrix [line items]
Financial assets	$ 2,045,037	¥ 13,681,509	¥ 13,218,760
Expected credit loss	$ 4,572	¥ 30,586	43,775
Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	6.30%	6.30%
Expected credit loss		¥ 30,586	43,775
Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets		483,020	255,879
Trade receivables [member] | Cost [member] | Contract assets [member]
Disclosure of provision matrix [line items]
Financial assets		44,434
Current [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 281,250	99,908
Days past due 0- 90 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.10%	0.10%
Expected credit loss		¥ 30
Days past due 0- 90 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets		47,561	59,967
Days Past due 91-180 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 25,862	21,623
Days past due 181-365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	6.30%	6.30%
Expected credit loss		¥ 2,990	661
Days past due 181-365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 47,209	30,353
Days past due greater than 365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	75.10%	75.10%
Expected credit loss		¥ 27,566	43,114
Days past due greater than 365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 36,704	¥ 44,028